Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Allowance for doubtful accounts	¥ 15,390		¥ 12,209
Accounts payable of consolidated VIE without recourse	699,394	$ 107,186	714,323
Deferred revenue of consolidated VIE without recourse	511,617	78,409	503,461
Accrued expenses and other current liabilities of consolidated VIE without recourse	854,835	131,009	985,873
Amount due to related parties of the consolidated VIE without recourse the Company	19,462	2,983	29,606
Operating lease liability current	132,793	20,351	135,169
Income tax payable of the consolidated VIE without recourse	236,490	36,244	153,976
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	62,149	$ 9,525	84,346
Beijing Momo Technology Co., Ltd. [Member]
Accounts payable of consolidated VIE without recourse	607,430		611,471
Deferred revenue of consolidated VIE without recourse	501,695		497,166
Accrued expenses and other current liabilities of consolidated VIE without recourse	311,352		244,759
Amount due to related parties of the consolidated VIE without recourse the Company	19,462		29,554
Operating lease liability current	11,225		6,830
Income tax payable of the consolidated VIE without recourse	60,226		122,403
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	¥ 0		¥ 0
Class A Common Stock [Member]
Ordinary shares, par value | ¥ / shares	¥ 0.0001		¥ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	338,798,618	338,798,618	336,914,844
Ordinary shares, shares outstanding | shares	331,617,042	331,617,042	336,914,844
Class B Common Stock [Member]
Ordinary shares, par value | ¥ / shares	¥ 0.0001		¥ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	80,364,466	80,364,466	80,364,466
Ordinary shares, shares outstanding | shares	80,364,466	80,364,466	80,364,466